Share-based payment - Summary of Assumptions (Details) - Long Term Incentive Plan	12 Months Ended
	Dec. 31, 2025 iteration $ / shares	Dec. 31, 2024 iteration $ / shares	Dec. 31, 2023 iteration $ / shares	Dec. 31, 2022 iteration $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected term	2 years 10 months 24 days	2 years 8 months 12 days	2 years 8 months 12 days	2 years 3 months 18 days
Risk free rate	4.30%	4.50%	3.80%	3.50%
Dividend yield	0.00%	0.00%	0.00%	0.00%
Company's volatility	84.00%	75.00%	75.00%	70.00%
No of simulation iterations | iteration	50,000	100,000	100,000	100,000
Weighted average fair value per PSU | $ / shares	$ 1.19	$ 1.57	$ 3.68	$ 7.02